UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Total Equity Market Index Fund

(POMIX)

This semi-annual shareholder report contains important information about Total Equity Market Index Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total Equity Market Index Fund	$9	0.18%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$3,358,594
Number of Portfolio Holdings	1,144
Table Summary

Portfolio Turnover Rate	1.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Table Summary
Information Technology	35.7%
Financials	12.2
Industrials & Business Services	10.5
Health Care	9.4
Consumer Discretionary	9.1
Communication Services	8.9
Consumer Staples	4.3
Energy	3.1
Real Estate	2.2
Other	4.6

Top Ten Holdings (as a % of Net Assets)

Table Summary
NVIDIA	6.6%
Apple	5.8
Alphabet	5.2
Microsoft	3.8
Amazon.com	3.2
Broadcom	2.5
Micron Technology	1.8
Meta Platforms	1.7
Tesla	1.6
Advanced Micro Devices	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F123-053 8/26

Total Equity Market Index Fund

 (POMIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
POMIX Total Equity Market
Index Fund

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET
VALUE
Beginning of period $ 71 .13 $ 62 .04 $ 51 .10 $ 41 .03 $ 51 .79 $ 41 .94
Investment
activities
Net investment
income
(1)(2)
0 .36 0 .69 0 .68 0 .67 0 .59 0 .49
Net realized and
unrealized gain/
loss 7 .61 9 .91 11 .35 10 .14 ( 10 .74 ) 10 .15
Total from
investment
activities 7 .97 10 .60 12 .03 10 .81 ( 10 .15 ) 10 .64
Distributions
Net investment
income — ( 0 .68 ) ( 0 .66 ) ( 0 .61 ) ( 0 .60 ) ( 0 .53 )
Net realized gain — ( 0 .83 ) ( 0 .43 ) ( 0 .13 ) ( 0 .01 ) ( 0 .26 )
Total distributions — ( 1 .51 ) ( 1 .09 ) ( 0 .74 ) ( 0 .61 ) ( 0 .79 )
NET ASSET
VALUE
End of period $ 79 .10 $ 71 .13 $ 62 .04 $ 51 .10 $ 41 .03 $ 51 .79

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
6 Months
. Ended
6/30/26
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
Ratios/Supplemental Data
Total return
(2)(3)
11 .20% 17 .10% 23 .47% 26 .38% ( 19 .61 ) % 25 .41%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0 .18%
(4)
0 .19% 0 .18% 0 .19% 0 .21% 0 .26%
Net expenses
after waivers/
payments by
Price Associates 0 .18%
(4)
0 .19% 0 .18% 0 .19% 0 .21% 0 .26%
Net investment
income 0 .98%
(4)
1 .06% 1 .17% 1 .45% 1 .34% 1 .03%
Portfolio turnover
rate 1 .3% 2 .7% 6 .1% 5 .8% 4 .8% 20 .0%
Net assets, end of
period (in millions) $3,359 $3,046 $2,905 $2,278 $1,870 $2,661
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.7%
COMMUNICATION SERVICES  8.9%
Diversified Telecommunication Services  0.7%
AST SpaceMobile (1)(2) 5,802 516
AT&T  302,340 6,258
ATN International  6,278 166
Comcast, Class A  157,928 3,877
Globalstar (1) 8,350 679
Liberty Capital, Class C (1) 1,906 41
Liberty Global, Class A (1) 9,159 104
Liberty Global, Class C (1) 9,946 109
Lumen Technologies (1) 77,164 593
Space Exploration Technologies, Class A (1) 29,232 4,995
Verizon Communications  174,655 7,395
24,733
Entertainment  1.0%
Electronic Arts  9,928 2,036
Liberty Media Corp-Liberty Formula One, Class A (1) 5,476 479
Liberty Media Corp-Liberty Formula One, Class C (1) 14,803 1,408
Live Nation Entertainment (1) 6,546 1,199
Madison Square Garden Sports (1) 1,016 408
Netflix (1) 198,041 14,140
Playtika Holding  5,057 19
ROBLOX, Class A (1) 30,354 1,651
Roku (1) 4,407 609
Sphere Entertainment (1)(2) 4,387 759
Take-Two Interactive Software (1) 5,060 1,265
TKO Group Holdings  3,742 753
Walt Disney  77,881 7,496
Warner Bros Discovery (1) 98,795 2,634
Warner Music Group, Class A  10,493 284
35,140
Interactive Media & Services  6.9%
Alphabet, Class A  269,465 96,299
Alphabet, Class C  217,288 76,774
Angi (1) 2,228 13
Match Group  15,066 573
Meta Platforms, Class A  100,689 56,717
People (1) 4,243 196
Pinterest, Class A (1) 44,275 931
Reddit, Class A (1) 5,049 876

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Snap, Class A (1) 15,662 70
Ziff Davis (1) 4,822 253
ZoomInfo Technologies (1) 7,500 22
232,724
Media  0.2%
AMC Global Media, Class A (1)(2) 18,162 181
Charter Communications, Class A (1) 5,264 749
EchoStar, Class A (1)(2) 11,441 1,161
Entravision Communications, Class A (2) 31,885 416
Fox, Class A  10,287 537
Gray Media  6,200 25
Ibotta, Class A (1)(2) 304 10
Liberty Broadband, Class C (1) 4,031 134
New York Times, Class A  7,655 536
News, Class A  12,834 319
News, Class B  5,575 156
Nexstar Media Group  1,390 248
Omnicom Group  12,290 895
Paramount Skydance, Class B  41,118 405
Scholastic  10,333 475
Trade Desk, Class A (1) 20,397 369
Versant Media Group  6,317 228
6,844
Wireless Telecommunication Services  0.1%
Array Digital Infrastructure  3,145 114
Telephone & Data Systems  8,379 310
T-Mobile U.S.  23,421 3,929
4,353
Total Communication Services 303,794
CONSUMER DISCRETIONARY  9.1%
Automobile Components  0.1%
Aptiv (1) 6,793 417
Autoliv  6,738 783
BorgWarner  16,172 1,074
Lear  1,377 185
Mobileye Global, Class A (1)(2) 7,243 70
Phinia  5,710 470
QuantumScape (1)(2) 28,597 216
Standard Motor Products  5,609 219
Stoneridge (1) 25,193 185
Versigent (1) 2,264 95
Visteon  3,542 351

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
XPEL (1) 3,050 151
4,216
Automobiles  1.8%
Ford Motor  154,468 2,147
General Motors  36,775 2,835
Rivian Automotive, Class A (1) 17,303 300
Tesla (1) 129,927 54,647
Winnebago Industries  4,427 139
60,068
Broadline Retail  3.3%
Amazon.com (1) 446,501 106,419
Coupang (1) 71,437 1,241
eBay  19,453 2,174
Etsy (1) 73 5
Ollie's Bargain Outlet Holdings (1) 4,599 354
110,193
Distributors  0.0%
Genuine Parts  5,678 670
LKQ  9,152 241
Pool  1,482 318
1,229
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (1) 3,576 253
Covista (1) 2,952 368
Duolingo (1) 2,944 338
Frontdoor (1) 8,273 642
H&R Block (2) 3,986 152
Service Corp. International  10,807 821
Strategic Education  4,459 342
2,916
Hotels, Restaurants & Leisure  1.7%
Airbnb, Class A (1) 18,837 2,696
Aramark  8,857 504
Bloomin' Brands  9,349 85
Booking Holdings  41,800 7,450
Boyd Gaming  3,739 330
Brinker International (1) 3,863 649
Caesars Entertainment (1) 5,692 172
Carnival  39,591 1,131
Cava Group (1) 4,375 343
Chipotle Mexican Grill (1) 74,517 2,534

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Cracker Barrel Old Country Store  3,369 180
Darden Restaurants  3,721 767
Domino's Pizza  2,533 750
DoorDash, Class A (1) 15,495 2,859
DraftKings, Class A (1) 20,855 527
Dutch Bros, Class A (1) 12,300 883
Expedia Group  4,035 1,032
Flutter Entertainment (1) 7,046 720
Hilton Grand Vacations (1)(2) 4,960 260
Hilton Worldwide Holdings  9,411 3,110
Jack in the Box (1)(2) 1,493 24
Las Vegas Sands  27,505 1,270
Marriott International, Class A  8,936 3,312
Marriott Vacations Worldwide  309 31
McDonald's  35,202 9,515
MGM Resorts International (1) 10,251 490
Norwegian Cruise Line Holdings (1) 20,968 443
Papa John's International (2) 3,444 127
Penn Entertainment (1) 9,333 199
Planet Fitness, Class A (1) 4,502 235
Royal Caribbean Cruises  10,758 3,416
Six Flags Entertainment (1)(2) 3,896 83
Starbucks  49,738 5,083
Texas Roadhouse  1,657 320
Travel + Leisure  8,175 625
United Parks & Resorts (1)(2) 4,723 225
Vail Resorts (2) 2,097 286
Wendy's (2) 17,394 144
Wingstop  3,349 581
Wyndham Hotels & Resorts  5,106 430
Wynn Resorts (2) 7,004 680
Yum! Brands  16,047 2,565
57,066
Household Durables  0.3%
DR Horton  13,566 2,210
Ethan Allen Interiors  10,936 244
Garmin  5,048 1,199
Helen of Troy (1) 1,771 52
Hovnanian Enterprises, Class A (1) 1,912 272
Installed Building Products  1,040 239
La-Z-Boy  9,127 366
Lennar, Class A  12,134 1,098
Mohawk Industries (1) 2,079 252

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
NVR (1) 187 1,274
PulteGroup  11,983 1,644
Taylor Morrison Home (1) 9,433 677
Toll Brothers  7,870 1,297
TopBuild (1)(2) 2,192 777
Whirlpool (2) 2,777 109
11,710
Leisure Products  0.0%
Brunswick  7,085 597
Hasbro  6,575 543
Mattel (1) 23,850 331
Polaris  2,460 168
1,639
Specialty Retail  1.6%
Advance Auto Parts  7,267 452
American Eagle Outfitters  8,804 151
AutoZone (1) 921 2,944
Bath & Body Works  25,839 598
Best Buy  7,681 583
Boot Barn Holdings (1) 3,025 497
Burlington Stores (1) 4,062 1,287
Carvana (1) 31,920 2,101
Five Below (1) 3,697 665
Floor & Decor Holdings, Class A (1) 12,305 730
GameStop, Warrants, 9/10/30 (1) 866 2
Group 1 Automotive  689 201
Home Depot  48,070 16,953
Lithia Motors (2) 1,280 372
Lowe's  26,897 5,931
Murphy USA  730 393
O'Reilly Automotive (1) 45,540 4,194
PetMed Express (1)(2) 48,911 94
RH (1) 1,100 181
Ross Stores  17,910 3,812
Sleep Number (1)(2) 9,103 —
TJX  52,004 7,879
Tractor Supply  35,029 1,107
Ulta Beauty (1) 2,681 1,209
Upbound Group  8,908 189
Valvoline (1) 5,848 231
Wayfair, Class A (1) 3,400 314

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Williams-Sonoma  3,229 753
53,823
Textiles, Apparel & Luxury Goods  0.2%
Columbia Sportswear  3,542 219
Crocs (1) 3,631 438
Deckers Outdoor (1) 8,208 815
Lululemon Athletica (1) 6,848 782
Movado Group  12,793 503
NIKE, Class B  47,632 1,955
Ralph Lauren  2,225 893
Tapestry  6,514 954
Unifi (1)(2) 21,091 100
VF  14,768 246
6,905
Total Consumer Discretionary 309,765
CONSUMER STAPLES  4.3%
Beverages  0.9%
Boston Beer, Class A (1) 701 124
Brown-Forman, Class B  4,654 124
Celsius Holdings (1) 9,896 290
Coca-Cola  186,341 15,144
Coca-Cola Consolidated  3,430 655
Constellation Brands, Class A  7,655 1,065
Keurig Dr Pepper  70,112 2,295
Monster Beverage (1) 29,283 2,814
PepsiCo  58,481 7,918
30,429
Consumer Staples Distribution & Retail  1.7%
BJ's Wholesale Club Holdings (1) 7,440 649
Casey's General Stores  1,653 1,314
Chefs' Warehouse (1) 6,259 601
Costco Wholesale  20,195 18,892
Dollar General  11,562 1,331
Dollar Tree (1) 13,257 1,603
Kroger  24,614 1,367
Performance Food Group (1) 3,709 415
PriceSmart  1,158 226
Sprouts Farmers Market (1) 4,914 416
Sysco  22,654 1,893
Target  17,684 2,310
U.S. Foods Holding (1) 12,269 1,254
United Natural Foods (1) 9,742 445

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Walmart  202,466 22,931
55,647
Food Products  0.4%
Archer-Daniels-Midland  20,926 1,599
Bunge Global  5,649 603
Conagra Brands  36,988 498
Darling Ingredients (1) 5,761 315
Del Monte  15,078 421
Flowers Foods (2) 733 6
General Mills  20,533 715
Hershey  2,396 420
Hormel Foods  22,618 561
Ingredion  2,265 215
J M Smucker  3,887 437
John B. Sanfilippo & Son  5,117 440
Kraft Heinz  42,646 1,007
Lamb Weston Holdings  12,211 527
McCormick  12,564 633
Mondelez International, Class A  56,441 3,265
Post Holdings (1) 2,283 201
Simply Good Foods (1) 6,906 92
Tootsie Roll Industries  11,193 443
Treehouse Foods, CVR (1)(3) 3,373 —
Tyson Foods, Class A  12,705 727
Vital Farms (1)(2) 8,319 97
13,222
Household Products  0.7%
Church & Dwight  3,865 374
Clorox  5,586 533
Colgate-Palmolive  43,833 4,019
Energizer Holdings  4,229 91
Kimberly-Clark  15,188 1,667
Procter & Gamble  113,577 16,655
Spectrum Brands Holdings  885 76
23,415
Personal Care Products  0.1%
BellRing Brands (1) 5,549 72
Edgewell Personal Care  4,377 118
elf Beauty (1) 4,969 368
Estee Lauder, Class A  11,011 869
Herbalife (1) 6,473 85

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Kenvue  96,052 1,835
3,347
Tobacco  0.5%
Altria Group  70,022 5,038
Philip Morris International  73,164 13,236
18,274
Total Consumer Staples 144,334
ENERGY  3.1%
Energy Equipment & Services  0.4%
Baker Hughes  51,645 2,866
Expro Group Holdings (1) 26,219 387
Halliburton  23,187 787
Helmerich & Payne  8,432 276
Kodiak Gas Services  3,434 258
NOV  9,234 171
Oceaneering International (1) 6,055 246
SLB  82,321 3,827
TechnipFMC  35,145 2,330
Tidewater (1) 3,464 231
Weatherford International  7,858 641
12,020
Oil, Gas & Consumable Fuels  2.7%
Cheniere Energy  10,406 2,487
Chevron  86,978 14,417
Chord Energy  429 49
CNX Resources (1) 10,431 354
ConocoPhillips  63,641 6,616
Devon Energy  33,435 1,381
Diamondback Energy  10,819 1,902
Dorian LPG  7,902 275
EOG Resources  29,890 3,878
EQT  33,356 1,774
Expand Energy  15,005 1,368
Exxon Mobil  198,075 27,081
International Seaways  1,377 105
Kinder Morgan  90,626 2,897
Magnolia Oil & Gas, Class A  14,590 373
Marathon Petroleum  14,177 3,625
Matador Resources  5,373 267
Murphy Oil  13,328 434
Occidental Petroleum  18,649 906
ONEOK  23,519 2,045

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ovintiv  12,607 664
PBF Energy, Class A  4,723 215
Permian Resources, Class A  50,096 922
Phillips 66  20,872 3,528
Range Resources  19,946 742
SM Energy  14,773 386
Targa Resources  13,244 3,551
Texas Pacific Land  2,250 985
Valero Energy  13,766 3,585
Viper Energy, Class A  10,325 438
Williams  64,032 4,760
World Kinect  7,577 250
92,260
Total Energy 104,280
FINANCIALS  12.2%
Banks  3.7%
1st Source  2,877 235
Ameris Bancorp  5,661 511
Bank of America  319,790 18,222
Bank of Hawaii (2) 6,171 503
Bank OZK  6,101 318
BankUnited  3,470 168
Beacon Financial  11,514 351
Capitol Federal Financial  33,165 282
Citigroup  85,850 12,016
Citizens Financial Group  19,400 1,359
Columbia Banking System  16,434 527
Cullen/Frost Bankers  2,073 320
Customers Bancorp (1) 5,314 420
CVB Financial  15,489 349
East West Bancorp  7,982 1,030
Fifth Third Bancorp  52,782 2,975
First BanCorp Puerto Rico  38,184 995
First Citizens BancShares, Class A (2) 379 789
First Financial Bancorp  13,157 445
First Merchants  10,138 443
Flagstar Bank  9,128 136
Fulton Financial  19,460 471
Glacier Bancorp  7,577 391
Hancock Whitney  4,410 330
Home BancShares  16,058 458
Huntington Bancshares  127,528 2,261
JPMorgan Chase  124,536 40,764

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
KeyCorp  64,015 1,476
M&T Bank  4,885 1,163
Metropolitan Bank Holding  4,277 422
National Bank Holdings, Class A  10,010 445
NBT Bancorp  9,226 455
Northfield Bancorp  26,866 396
OceanFirst Financial  20,033 391
OFG Bancorp  5,686 279
Park National  1,623 297
Peoples Bancorp  5,994 230
Pinnacle Financial Partners  6,250 631
PNC Financial Services Group  15,929 3,922
Popular  8,702 1,429
Prosperity Bancshares  3,346 244
Regions Financial  41,078 1,241
Renasant  5,092 217
Seacoast Banking  12,695 422
SOUTHSTATE BANK  3,826 382
Towne Bank  8,127 295
Truist Financial  51,854 2,583
U.S. Bancorp  66,385 4,010
UMB Financial  2,850 407
United Bankshares  9,841 451
WaFd  4,273 164
Webster Financial  9,673 739
Wells Fargo  144,280 11,923
WesBanco  4,678 183
Western Alliance Bancorp  14,141 1,162
WSFS Financial  6,870 527
Zions Bancorp  8,343 577
124,132
Capital Markets  2.9%
Affiliated Managers Group  1,279 433
Ameriprise Financial  3,167 1,453
Ares Management, Class A  11,996 1,335
Artisan Partners Asset Management, Class A  6,495 224
Bank of New York Mellon  38,766 5,606
BGC Group, Class A  33,456 358
Blackrock  5,970 5,741
Blackstone  31,342 3,688
Blue Owl Capital  16,648 146
Cboe Global Markets  3,582 869
Charles Schwab  85,673 7,905

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CME Group  19,051 4,207
Coinbase Global, Class A (1) 10,055 1,470
Donnelley Financial Solutions (1) 7,777 326
FactSet Research Systems  1,685 388
Franklin Resources  7,873 262
Goldman Sachs Group  13,354 13,506
Interactive Brokers Group, Class A  21,372 1,860
Intercontinental Exchange  29,448 3,625
Invesco  23,815 628
Janus Henderson Group  9,783 508
Jefferies Financial Group  10,770 538
KKR  36,389 3,340
Lazard  19,532 819
LPL Financial Holdings  2,882 812
MarketAxess Holdings  2,099 238
Moody's  7,159 3,242
Morgan Stanley  56,839 11,882
Morningstar  1,415 221
MSCI  3,243 1,816
Nasdaq  11,915 939
Northern Trust  8,263 1,436
Raymond James Financial  7,100 1,079
Robinhood Markets, Class A (1) 33,354 3,345
S&P Global  15,300 6,231
SEI Investments  4,612 405
State Street  14,904 2,528
StepStone Group, Class A  13,763 569
StoneX Group (1) 9,886 1,172
TPG  15,089 612
Tradeweb Markets, Class A  11,009 1,097
Virtus Investment Partners  2,919 419
97,278
Consumer Finance  0.6%
Ally Financial  15,389 707
American Express  24,870 8,412
Bread Financial Holdings  4,137 448
Capital One Financial  30,432 6,105
Happen (1) 13,580 282
Navient  15,647 133
OneMain Holdings  12,399 756
SLM  18,213 473
SoFi Technologies (1)(2) 43,731 784

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Synchrony Financial  17,768 1,351
19,451
Financial Services  3.2%
Affirm Holdings (1) 15,183 1,238
Apollo Global Management  18,554 2,195
Berkshire Hathaway, Class B (1) 83,288 41,677
Block (1) 32,060 2,437
Corebridge Financial  21,137 605
Corpay (1) 5,383 1,794
Equitable Holdings  26,566 1,166
Euronet Worldwide (1) 2,237 164
Fidelity National Information Services  18,453 717
Fiserv (1) 25,193 1,236
Global Payments  16,637 1,207
Jack Henry & Associates  1,832 252
Mastercard, Class A  39,102 20,083
Payoneer Global (1) 36,017 256
PayPal Holdings  39,905 1,723
PennyMac Financial Services  2,890 252
Rocket, Class A (1) 76,963 1,212
Toast, Class A (1) 7,115 198
Visa, Class A  79,382 27,235
Voya Financial  11,661 1,056
WEX (1) 1,013 143
106,846
Insurance  1.7%
Aflac  19,594 2,297
Allstate  16,444 3,913
American Financial Group  3,207 449
American International Group  29,533 2,201
Aon, Class A  8,704 2,887
Arch Capital Group (1) 14,131 1,372
Arthur J Gallagher  12,287 2,821
Assurant  3,427 920
Axis Capital Holdings  9,100 978
Brown & Brown  7,772 499
Chubb  19,549 6,661
Cincinnati Financial  6,820 1,263
Erie Indemnity, Class A (2) 1,764 423
Everest Group  1,960 700
F&G Annuities & Life  916 24
Fidelity National Financial  15,270 720
First American Financial  8,112 556

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Genworth Financial (1) 69,814 661
Globe Life  3,506 626
Hanover Insurance Group  4,064 870
Hartford Insurance Group  14,936 1,979
Horace Mann Educators  9,819 507
Kemper  5,412 146
Markel Group (1) 412 805
Marsh & McLennan  24,618 4,103
MBIA (1)(2) 32,082 209
MetLife  34,908 2,954
Old Republic International  12,910 528
Palomar Holdings (1) 2,853 361
Principal Financial Group  9,067 977
Progressive  24,757 5,408
Prudential Financial  11,192 1,208
Reinsurance Group of America  3,120 663
RenaissanceRe Holdings  3,639 1,153
Skyward Specialty Insurance Group (1) 5,326 311
Travelers  9,666 3,191
TWFG (1) 10,875 262
United Fire Group  8,961 470
Unum Group  7,209 645
Willis Towers Watson  4,677 1,222
57,943
Mortgage Real Estate Investment Trusts  0.1%
Adamas Trust, REIT  22,905 215
Annaly Capital Management, REIT  18,944 424
Ares Commercial Real Estate, REIT (2) 29,425 132
Franklin BSP Realty Trust, REIT (2) 18,540 151
Granite Point Mortgage Trust, REIT  25,390 38
Redwood Trust, REIT  25,292 120
Rithm Capital, REIT  47,960 450
Starwood Property Trust, REIT  9,644 158
TPG Mortgage Investment Trust, REIT  33,952 269
TPG RE Finance Trust, REIT  28,441 238
2,195
Total Financials 407,845
HEALTH CARE  9.4%
Biotechnology  2.2%
AbbVie  82,364 20,726
ACADIA Pharmaceuticals (1) 27,331 692
Akero Therapeutics, CVR (1)(3) 15,107 —

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Alkermes (1) 23,166 1,214
Alnylam Pharmaceuticals (1) 5,920 1,782
Amgen  22,177 8,031
Apogee Therapeutics (1) 7,761 1,030
Atrium Therapeutics (1) 1,886 25
Beam Therapeutics (1) 15,544 534
Biogen (1) 5,385 1,164
Biohaven (1) 35,696 531
BioMarin Pharmaceutical (1) 4,496 257
Celldex Therapeutics (1) 7,984 297
Cytokinetics (1) 8,220 700
Gilead Sciences  62,716 7,924
GRAIL (1) 4,491 307
Ideaya Biosciences (1) 11,897 443
Incyte (1) 3,969 450
Insmed (1) 14,090 1,502
Ionis Pharmaceuticals (1) 15,856 1,257
Kymera Therapeutics (1) 5,336 612
Madrigal Pharmaceuticals (1) 1,522 817
Natera (1) 10,319 2,801
Neurocrine Biosciences (1) 8,720 1,470
Nurix Therapeutics (1) 22,814 553
Nuvalent, Class A (1) 3,743 462
Praxis Precision Medicines (1) 3,281 1,098
Regeneron Pharmaceuticals  5,580 3,479
Replimune Group (1) 23,321 258
Revolution Medicines (1) 14,294 2,677
Sarepta Therapeutics (1) 10,460 188
Scholar Rock Holding (1) 10,142 558
Spyre Therapeutics (1) 6,023 535
Stoke Therapeutics (1) 14,171 464
Tenaya Therapeutics (1)(2) 31,453 23
Ultragenyx Pharmaceutical (1) 9,700 324
United Therapeutics (1) 1,792 971
Vaxcyte (1) 9,766 568
Vera Therapeutics (1) 6,314 271
Vertex Pharmaceuticals (1) 12,498 6,208
Xencor (1) 24,029 387
73,590
Health Care Equipment & Supplies  1.4%
Abbott Laboratories  79,314 7,197
Align Technology (1) 3,038 512
Baxter International  28,609 610

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  11,445 1,732
Boston Scientific (1) 70,834 3,023
Cooper (1) 11,638 835
Dexcom (1) 18,559 1,250
Edwards Lifesciences (1) 23,520 2,128
Embecta  13,384 44
Envista Holdings (1) 12,672 334
GE HealthCare Technologies  16,357 1,047
Globus Medical, Class A (1) 5,290 418
Hologic, CVR (1)(3) 4,671 —
ICU Medical (1) 1,996 293
IDEXX Laboratories (1) 3,574 1,881
Insulet (1) 3,387 516
Intuitive Surgical (1) 18,104 7,200
Lantheus Holdings (1)(2) 5,061 561
Medtronic  51,873 4,058
Merit Medical Systems (1) 3,388 235
Novocure (1) 5,300 80
Omnicell (1) 8,365 347
Penumbra (1) 3,753 1,185
QuidelOrtho (1)(2) 3,382 59
ResMed  8,316 1,621
Solventum (1) 6,024 465
STERIS  4,204 885
Stryker  16,876 5,313
Teleflex  3,971 503
Zimmer Biomet Holdings  12,087 1,041
45,373
Health Care Providers & Services  1.8%
agilon health (1) 7 1
Alignment Healthcare (1) 15,773 376
AMN Healthcare Services (1) 4,578 148
BrightSpring Health Services (1) 10,348 722
Cardinal Health  12,578 2,988
Cencora  9,529 2,696
Centene (1) 19,002 1,220
Cigna Group  14,500 3,997
Concentra Group Holdings Parent  17,057 507
CorVel (1) 2,706 169
CVS Health  57,670 5,966
DaVita (1) 1,572 350
Elevance Health  11,955 4,623
Encompass Health  8,097 818

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Ensign Group  3,834 615
Guardant Health (1) 8,845 1,327
HCA Healthcare  6,859 2,674
Henry Schein (1) 5,888 492
Humana  4,279 1,700
Labcorp Holdings  2,188 613
McKesson  6,530 4,934
Molina Healthcare (1) 3,743 856
OPKO Health (1)(2) 122,720 184
Option Care Health (1) 8,656 181
Oscar Health, Class A (1) 16,968 484
Quest Diagnostics  7,602 1,611
Select Medical Holdings  21,138 349
Surgery Partners (1) 12,137 204
Tenet Healthcare (1) 6,872 1,286
UnitedHealth Group  44,131 18,342
Universal Health Services, Class B  1,298 193
60,626
Health Care Technology  0.0%
Phreesia (1) 8,492 87
Teladoc Health (1) 20,400 173
Veeva Systems, Class A (1) 6,984 1,240
1,500
Life Sciences Tools & Services  0.9%
Agilent Technologies  13,380 1,777
Avantor (1) 34,684 343
Bio-Rad Laboratories, Class A (1) 1,083 318
Bio-Techne  6,756 477
Charles River Laboratories International (1) 2,887 655
CryoPort (1) 18,198 286
Danaher  33,234 6,330
Fortrea Holdings (1) 30,509 531
Illumina (1) 7,874 1,384
IQVIA Holdings (1) 6,317 1,221
Medpace Holdings (1) 1,811 959
Mettler-Toledo International (1) 1,260 1,610
Omniab, Earn Out Shares $12.50 (1) 722 —
Omniab, Earn Out Shares $15.00 (1) 722 —
Repligen (1) 5,465 746
Revvity  7,354 818
Thermo Fisher Scientific  18,382 9,216
Waters (1) 4,491 1,684

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
West Pharmaceutical Services  4,069 1,461
29,816
Pharmaceuticals  3.1%
Amneal Pharmaceuticals (1) 25,193 436
Axsome Therapeutics (1) 2,952 722
Bristol-Myers Squibb  91,802 5,290
Crinetics Pharmaceuticals (1) 6,543 245
Elanco Animal Health (1) 19,777 487
Eli Lilly  36,790 44,127
Jazz Pharmaceuticals (1) 2,798 674
Johnson & Johnson  106,674 27,092
Ligand Pharmaceuticals (1) 1,873 592
Merck  107,991 13,877
Perrigo  7,871 82
Pfizer  259,078 6,239
Prestige Consumer Healthcare (1) 4,411 208
Royalty Pharma, Class A  13,563 760
Theravance Biopharma (1)(2) 23,688 403
Viatris  96,505 1,532
Zoetis  20,398 1,466
104,232
Total Health Care 315,137
INDUSTRIALS & BUSINESS SERVICES  10.5%
Aerospace & Defense  2.4%
Axon Enterprise (1) 3,987 2,235
Boeing (1) 37,701 8,161
BWX Technologies  4,932 960
Carpenter Technology  2,009 1,239
Curtiss-Wright  805 610
FTAI Aviation  5,229 1,415
General Dynamics  10,452 3,703
General Electric  51,239 19,150
HEICO  2,973 1,059
HEICO, Class A  3,795 979
Hexcel  7,504 751
Honeywell Aerospace (1) 14,094 3,116
Howmet Aerospace  22,024 5,921
Huntington Ingalls Industries  2,773 776
Kratos Defense & Security Solutions (1) 10,572 527
L3Harris Technologies  10,789 3,135
Lockheed Martin  9,460 4,819
Northrop Grumman  7,332 3,734

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Rocket Lab (1) 15,952 1,622
RTX  60,262 11,434
Textron  14,458 1,326
TransDigm Group  2,928 3,900
VSE (2) 2,460 562
Woodward  2,741 1,166
82,300
Air Freight & Logistics  0.3%
CH Robinson Worldwide  6,997 1,318
Expeditors International of Washington  4,105 669
FedEx  10,302 3,226
GXO Logistics (1) 6,396 324
United Parcel Service, Class B  29,578 3,180
8,717
Building Products  0.7%
A.O. Smith  9,232 579
AAON  4,518 573
Allegion  4,146 582
AZZ  5,349 829
Builders FirstSource (1) 5,206 466
Carlisle  2,547 924
Carrier Global  43,839 3,216
Fortune Brands Innovations  7,458 409
Gibraltar Industries (1) 5,412 244
Johnson Controls International  28,058 4,100
Lennox International  1,115 639
Masco  12,647 1,029
Modine Manufacturing (1) 6,543 1,747
Owens Corning  6,427 1,022
Trane Technologies  10,195 5,007
21,366
Commercial Services & Supplies  0.5%
ACCO Brands  17,689 74
Brady, Class A  6,363 583
BrightView Holdings (1) 14,761 209
Cintas  12,101 2,058
Clean Harbors (1) 3,140 938
Copart (1) 50,294 1,418
CoreCivic (1) 16,921 514
Ennis  18,600 395
Enviri (1) 11,948 262
HNI  6,536 264

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
MillerKnoll  16,139 330
MSA Safety  1,399 244
Pitney Bowes  26,669 467
RB Global (2) 6,363 741
Republic Services  6,886 1,467
Rollins  11,382 475
Tetra Tech  9,570 277
UniFirst  1,399 370
Veralto  10,049 891
Vestis (1) 4,493 65
Waste Management  14,045 3,131
15,173
Construction & Engineering  0.5%
AECOM  6,512 455
API Group (1) 26,173 1,108
Arcosa  5,385 782
Bowman Consulting Group (1) 8,561 250
Comfort Systems USA  1,981 3,926
Dycom Industries (1) 1,329 672
EMCOR Group  2,237 1,856
Fluor (1) 12,619 661
Granite Construction  5,080 803
MasTec (1) 3,376 1,405
Quanta Services  7,220 5,199
WillScot Holdings (2) 29,004 837
17,954
Electrical Equipment  1.5%
Acuity  1,433 540
AMETEK  14,232 3,443
Beam Global (1)(2) 16,988 22
Bloom Energy, Class A (1) 10,709 3,242
Eaton  17,155 7,310
Emerson Electric  23,147 3,313
GE Vernova  11,871 13,947
GrafTech International (1)(2) 17,108 101
Hubbell  3,055 1,598
Nextpower, Class A (1) 9,978 1,189
nVent Electric  10,814 1,834
Regal Rexnord  3,969 945
Rockwell Automation  5,972 2,957
Sensata Technologies Holding  14,832 708
Sunrun (1) 19,300 258
Vertiv Holdings, Class A  17,850 5,977

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vicor (1) 4,428 1,682
49,066
Ground Transportation  0.9%
Avis Budget Group (1)(2) 2,046 302
CSX  107,236 5,097
Fedex Freight Holding (1) 5,151 778
JB Hunt Transport Services  4,864 1,408
Landstar System  3,117 645
Lyft, Class A (1) 11,398 167
Norfolk Southern  10,854 3,415
Old Dominion Freight Line  10,776 2,334
Saia (1) 2,584 1,088
Uber Technologies (1) 96,916 6,993
Union Pacific  25,623 6,969
Werner Enterprises  6,175 269
29,465
Industrial Conglomerates  0.2%
3M  25,202 4,080
Honeywell International  14,094 3,156
7,236
Machinery  2.3%
AGCO  6,255 749
Alamo Group  2,688 442
Atmus Filtration Technologies  8,225 419
Caterpillar  22,029 23,459
CECO Environmental (1) 7,000 635
Chart Industries (1) 1,805 377
Cummins  6,397 4,562
Deere  12,044 7,640
Dover  7,692 1,725
Enpro  2,716 1,024
Esab  5,920 584
ESCO Technologies  2,313 810
Flowserve  5,836 433
Fortive  20,735 1,267
Graco  5,933 449
Helios Technologies  4,822 430
IDEX  5,706 1,295
Illinois Tool Works  9,400 2,542
Ingersoll Rand  24,293 1,992
ITT  4,786 946
JBT Marel  5,509 799

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lincoln Electric Holdings  2,839 754
Middleby (1) 5,155 887
Mueller Water Products, Class A  17,223 445
Nordson  2,741 827
Otis Worldwide  13,337 955
PACCAR  26,980 3,241
Parker-Hannifin  5,985 5,854
Pentair  7,602 583
RBC Bearings (1) 1,790 1,153
Snap-on  2,583 1,039
Stanley Black & Decker  16,903 1,591
Terex  6,003 434
Timken  5,019 729
Toro  8,811 858
Watts Water Technologies, Class A  3,134 1,227
Westinghouse Air Brake Technologies  7,822 2,109
Xylem  10,934 1,292
76,557
Marine Transportation  0.0%
Matson  4,318 830
Pangaea Logistics Solutions  17,222 112
942
Passenger Airlines  0.2%
Alaska Air Group (1) 7,557 395
Allegiant Travel (1) 4,625 544
American Airlines Group (1) 17,011 307
Delta Air Lines  22,714 2,127
Southwest Airlines  38,604 1,985
United Airlines Holdings (1) 13,263 1,804
7,162
Professional Services  0.5%
Amentum Holdings (1) 3,861 80
Automatic Data Processing  18,687 4,185
Barrett Business Services  4,489 159
Booz Allen Hamilton Holding  8,179 496
Broadridge Financial Solutions  7,923 1,085
CACI International, Class A (1) 1,012 469
Equifax  7,158 1,136
First Advantage (1) 18,281 330
Franklin Covey (1)(2) 7,085 174
FTI Consulting (1) 2,512 374
Genpact  4,920 135

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Huron Consulting Group (1) 3,692 333
Insperity  4,330 179
Jacobs Solutions  1,636 206
Korn Ferry  2,425 161
Leidos Holdings  7,443 766
Mastech Digital (1) 17,716 137
Maximus  3,739 201
Parsons (1) 2,558 134
Paychex  11,011 1,083
Paycom Software  1,596 201
Paylocity Holding (1) 2,700 282
Science Applications International  2,296 254
SS&C Technologies Holdings  14,472 898
TransUnion  9,457 682
TrueBlue (1) 17,320 121
Upwork (1) 15,905 133
Verisk Analytics  7,668 1,377
Verra Mobility (1) 18,476 79
15,850
Trading Companies & Distributors  0.5%
Core & Main, Class A (1) 7,548 364
DNOW (1) 16,759 217
Fastenal  57,878 2,780
Ferguson Enterprises  10,449 2,480
GATX  2,649 469
McGrath RentCorp  3,533 428
MSC Industrial Direct, Class A  6,070 722
SiteOne Landscape Supply (1) 6,576 752
Sunbelt Rentals Holdings  18,853 1,411
United Rentals  2,556 2,896
W.W. Grainger  2,036 2,770
Watsco (2) 1,985 827
Xometry, Class A (1)(2) 6,298 608
16,724
Total Industrials & Business Services 348,512
INFORMATION TECHNOLOGY  35.7%
Communications Equipment  1.3%
ADTRAN Holdings (1) 38,085 529
Arista Networks (1) 51,625 8,770
Ciena (1) 8,296 4,070
Cisco Systems  180,365 21,186
Extreme Networks (1) 14,794 479

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
F5 (1) 1,670 695
Lumentum Holdings (1) 4,148 3,559
Motorola Solutions  6,766 2,810
Ubiquiti  489 261
Viasat (1) 13,668 1,228
Viavi Solutions (1) 16,764 800
44,387
Electronic Equip, Instr & Cmpts  0.0%
TD SYNNEX  4,636 1,239
1,239
Electronic Equipment, Instruments & Components  1.4%
Amphenol, Class A  62,948 11,099
Arrow Electronics (1) 2,657 567
Bel Fuse, Class B  2,041 680
Belden  4,158 498
CDW  5,500 773
Cognex  15,422 1,117
Coherent (1) 9,001 3,551
Corning  37,395 9,552
Fabrinet (1) 2,380 1,338
Flex (1) 18,548 3,006
Insight Enterprises (1) 2,115 258
IPG Photonics (1) 1,157 136
Jabil  2,186 843
Keysight Technologies (1) 11,187 3,916
Littelfuse  1,869 851
Napco Security Technologies  5,328 202
Novanta (1)(2) 2,916 473
Ralliant  6,911 509
Sanmina (1) 2,453 621
TE Connectivity  15,998 3,225
Teledyne Technologies (1) 3,728 2,486
TTM Technologies (1) 4,730 884
Vishay Intertechnology  13,403 721
Vontier  8,168 237
Zebra Technologies, Class A (1) 2,883 759
48,302
IT Services  1.0%
Accenture, Class A  32,055 3,989
Akamai Technologies (1) 4,514 534
Cloudflare, Class A (1) 14,784 3,626
Cognizant Technology Solutions, Class A  14,827 574

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CoreWeave, Class A (1) 4,653 463
DigitalOcean Holdings (1) 5,750 903
DXC Technology (1) 600 5
EPAM Systems (1) 2,785 221
Fastly, Class A (1) 23,497 431
Gartner (1) 2,486 322
GoDaddy, Class A (1) 11,023 936
International Business Machines  40,049 11,262
Kyndryl Holdings (1) 12,959 147
MongoDB (1) 3,735 1,255
Okta (1) 10,620 1,449
Snowflake (1) 16,930 4,309
Twilio, Class A (1) 7,510 1,549
VeriSign  1,939 488
32,463
Semiconductors & Semiconductor Equipment  17.6%
Advanced Micro Devices (1) 77,797 45,193
Analog Devices  21,573 8,568
Applied Materials  38,322 27,707
Astera Labs (1) 6,080 2,937
Broadcom  217,917 82,318
Credo Technology Group Holding (1) 8,733 2,375
Diodes (1) 2,204 241
Enphase Energy (1) 222 11
Entegris  11,716 2,107
First Solar (1) 6,678 1,576
Intel (1) 218,956 30,573
KLA  60,880 18,368
Kulicke & Soffa Industries  5,114 684
Lam Research  56,068 24,296
Lattice Semiconductor (1) 10,200 1,560
MACOM Technology Solutions Holdings (1) 5,127 1,950
Marvell Technology  41,617 12,397
Microchip Technology  18,284 1,667
Micron Technology  52,117 60,158
MKS  5,851 2,603
Monolithic Power Systems  2,432 3,362
NVIDIA  1,113,156 222,731
NXP Semiconductors  11,631 3,269
ON Semiconductor (1) 18,868 1,784
Onto Innovation (1) 2,378 900
Qnity Electronics  13,310 2,174
Qorvo (1) 1,625 152

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
QUALCOMM  52,259 9,657
Rambus (1) 12,323 1,636
Skyworks Solutions  11,212 760
Teradyne  8,447 4,087
Texas Instruments  41,014 12,225
590,026
Software  7.1%
A10 Networks  13,346 499
Adobe (1) 18,534 3,800
Appfolio, Class A (1) 1,895 304
AppLovin, Class A (1) 12,781 6,585
Asana, Class A (1)(2) 10,963 77
Atlassian, Class A (1) 7,492 583
Aurora Innovation (1) 50,428 344
Autodesk (1) 8,541 1,660
BILL Holdings (1) 5,700 206
Braze, Class A (1) 12,104 262
Cadence Design Systems (1) 14,987 5,625
CCC Intelligent Solutions Holdings (1) 46,225 238
Cerence (1) 63,580 720
Commvault Systems (1) 2,444 346
Consensus Cloud Solutions (1) 11,809 450
Crowdstrike Holdings, Class A (1) 11,551 8,815
Datadog, Class A (1) 19,341 5,036
Digital Turbine (1) 14,668 189
Docusign (1) 9,448 420
Dolby Laboratories, Class A (2) 3,906 205
Fair Isaac (1) 1,082 1,293
Five9 (1) 7,547 161
Fortinet (1) 28,855 4,433
Gen Digital  25,922 645
Guidewire Software (1) 1,875 231
HubSpot (1) 3,564 650
InterDigital (2) 2,115 599
Intuit  13,532 3,532
Manhattan Associates (1) 2,824 393
Microsoft  342,634 127,809
Nutanix, Class A (1) 12,343 629
Oracle  76,805 11,256
Palantir Technologies, Class A (1) 104,275 12,166
Palo Alto Networks (1) 34,419 11,738
Procore Technologies (1) 15,566 632
PTC (1) 8,904 1,012

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Riot Platforms (1) 19,577 536
Roper Technologies  5,696 1,927
Salesforce  43,079 6,749
Samsara, Class A (1) 30,495 989
ServiceNow (1) 50,560 5,020
Strategy (1) 11,322 984
Synopsys (1) 9,573 4,270
Trimble (1) 7,212 369
Tyler Technologies (1) 1,962 574
UiPath, Class A (1) 15,924 173
Unity Software (1) 18,044 516
Upland Software (1) 2,352 11
Workday, Class A (1) 11,559 1,415
Workiva (1) 4,428 215
Zoom Communications (1) 9,164 791
Zscaler (1) 5,143 726
238,808
Technology Hardware, Storage & Peripherals  7.3%
Apple  675,428 195,442
Dell Technologies, Class C  14,314 6,176
Everpure, Class A (1) 15,204 1,198
Hewlett Packard Enterprise  54,324 2,450
HP  38,404 843
NetApp  8,363 1,294
Sandisk (1) 7,197 16,364
Seagate Technology Holdings  10,809 10,431
Turtle Beach (1)(2) 14,565 181
Western Digital  17,133 10,943
245,322
Total Information Technology 1,200,547
MATERIALS  2.2%
Building Products  0.0%
Louisiana-Pacific  6,148 484
484
Chemicals  1.1%
Air Products & Chemicals  8,996 2,637
Axalta Coating Systems (1) 11,022 377
Cabot  5,024 456
Celanese  7,904 364
CF Industries Holdings  10,984 1,189
Corteva  30,635 2,594
Dow  29,629 811

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
DuPont de Nemours  8,873 1,204
Eastman Chemical  3,779 253
Ecolab  11,011 3,068
FMC (2) 4,616 53
HB Fuller  4,133 241
Ingevity (1) 5,326 398
International Flavors & Fragrances  10,941 867
Kronos Worldwide  12,400 78
Linde  23,094 11,984
LyondellBasell Industries, Class A  8,402 442
Minerals Technologies  7,361 545
Mosaic  23,514 498
PPG Industries  8,377 1,016
RPM International  11,044 1,228
Scotts Miracle-Gro  6,749 460
Sherwin-Williams  12,185 4,196
Solstice Advanced Materials  10,963 971
35,930
Construction Materials  0.2%
Amrize  11,109 592
CRH  28,055 3,002
Eagle Materials  1,220 275
Knife River (1) 6,266 524
Martin Marietta Materials  3,079 1,776
Vulcan Materials  4,360 1,286
7,455
Containers & Packaging  0.3%
Amcor  21,425 929
Avery Dennison  5,653 918
Ball  17,624 1,100
Crown Holdings  4,412 493
International Paper  40,826 1,555
Myers Industries  22,890 808
O-I Glass (1) 11,796 114
Packaging Corp. of America  6,221 1,482
Smurfit Westrock  22,412 1,037
8,436
Metals & Mining  0.6%
Cleveland-Cliffs (1) 63,150 593
Coeur Mining  41,145 672
Commercial Metals  7,678 482
Freeport-McMoRan  72,530 4,561

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hecla Mining  49,676 767
McEwen (1)(2) 17,615 319
Metallus (1) 17,812 333
Newmont  45,280 4,229
Nucor  7,230 1,610
Reliance  4,388 1,639
Royal Gold  2,649 529
Steel Dynamics  8,336 1,913
USA Rare Earth (1)(2) 20,741 448
Warrior Met Coal  7,263 589
18,684
Paper & Forest Products  0.0%
Clearwater Paper (1)(2) 3,212 50
50
Total Materials 71,039
REAL ESTATE  2.2%
Diversified Real Estate Investment Trusts  0.0%
WP Carey, REIT  7,345 525
525
Health Care Real Estate Investment Trusts  0.3%
Alexandria Real Estate Equities, REIT  7,903 418
Healthpeak Properties, REIT  22,177 474
Universal Health Realty Income Trust, REIT  4,072 179
Ventas, REIT  26,768 2,377
Welltower, REIT  32,680 7,417
10,865
Hotel & Resort Real Estate Investment Trusts  0.1%
Apple Hospitality REIT, REIT  14,768 248
Chatham Lodging Trust, REIT  41,923 555
Host Hotels & Resorts, REIT  40,126 951
Ryman Hospitality Properties, REIT  4,347 559
2,313
Industrial Real Estate Investment Trusts  0.2%
EastGroup Properties, REIT  2,587 524
First Industrial Realty Trust, REIT  10,779 661
One Liberty Properties, REIT (2) 6,297 154
Prologis, REIT  41,251 5,588
Rexford Industrial Realty, REIT  19,249 645
Terreno Realty, REIT  9,432 611
8,183

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Office Real Estate Investment Trusts  0.1%
BXP, REIT  4,891 324
Cousins Properties, REIT  5,836 175
Douglas Emmett, REIT  12,695 150
Highwoods Properties, REIT (2) 8,880 268
JBG SMITH Properties, REIT (2) 13,753 202
Kilroy Realty, REIT  11,880 445
NET Lease Office Properties, REIT  5,885 66
SL Green Realty, REIT (2) 8,581 444
Vornado Realty Trust, REIT  12,291 483
2,557
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 15,735 2,119
CoStar Group (1) 19,674 557
Douglas Elliman (1) 43,014 76
Jones Lang LaSalle (1) 1,700 527
Newmark Group, Class A  19,011 287
Opendoor Technologies (1) 39,610 183
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 1
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 —
Opendoor Technologies, Warrants, 11/20/26 (1)(2) 1,320 —
RMR Group, Class A (2) 14,300 294
Seritage Growth Properties, Class A (1)(2) 30,557 80
St. Joe  4,356 273
Zillow Group, Class A (1) 4,322 136
Zillow Group, Class C (1) 7,343 232
4,765
Residential Real Estate Investment Trusts  0.3%
American Homes 4 Rent, Class A, REIT  16,288 546
AvalonBay Communities, REIT  9,493 1,791
Camden Property Trust, REIT  2,733 313
Equity LifeStyle Properties, REIT  13,103 844
Equity Residential, REIT  23,698 1,610
Essex Property Trust, REIT  4,895 1,427
Invitation Homes, REIT  15,012 454
Mid-America Apartment Communities, REIT  3,468 482
Sun Communities, REIT  9,339 1,120
UDR, REIT  5,966 238
8,825
Retail Real Estate Investment Trusts  0.3%
Acadia Realty Trust, REIT  22,548 471
Agree Realty, REIT  5,932 449

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Curbline Properties, REIT  10,337 314
Federal Realty Investment Trust, REIT  2,895 357
Getty Realty, REIT  7,831 261
Kimco Realty, REIT  39,618 1,004
Kite Realty Group Trust, REIT  15,352 436
Macerich, REIT  22,831 575
NNN REIT, REIT  5,019 234
Realty Income, REIT  32,174 1,994
Regency Centers, REIT  12,328 983
Simon Property Group, REIT  12,674 2,835
SITE Centers, REIT  3,397 14
Urban Edge Properties, REIT  17,378 398
Whitestone REIT, REIT  28,441 539
10,864
Specialized Real Estate Investment Trusts  0.8%
American Tower, REIT  21,810 3,567
Crown Castle, REIT  17,949 1,359
CubeSmart, REIT  21,513 855
Digital Realty Trust, REIT  13,986 2,512
EPR Properties, REIT  7,822 454
Equinix, REIT  4,806 5,010
Extra Space Storage, REIT  9,596 1,394
Four Corners Property Trust, REIT  11,270 277
Gaming & Leisure Properties, REIT  7,910 352
Iron Mountain, REIT  14,525 1,835
Lamar Advertising, Class A, REIT  5,108 797
Millrose Properties, REIT  6,097 183
National Storage Affiliates Trust, REIT (2) 9,617 428
Public Storage, REIT  8,073 2,570
Rayonier, REIT  31,361 667
Safehold, REIT  9,841 154
SBA Communications, REIT  5,485 968
VICI Properties, REIT  56,051 1,488
Weyerhaeuser, REIT  34,037 815
25,685
Total Real Estate 74,582
UTILITIES  2.1%
Electric Utilities  1.3%
Alliant Energy  16,305 1,244
American Electric Power  19,904 2,723
Constellation Energy  16,892 4,195
Duke Energy  30,657 3,881

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Edison International  8,319 619
Entergy  25,864 2,971
Evergy  6,437 556
Eversource Energy  7,757 561
Exelon  59,107 2,756
FirstEnergy  11,228 534
IDACORP (2) 6,348 960
MGE Energy  6,206 506
NextEra Energy  101,626 8,920
NRG Energy  9,504 1,388
OGE Energy  13,315 648
Otter Tail  3,345 301
PG&E  134,026 2,254
PPL  38,582 1,402
Southern  49,397 4,728
Xcel Energy  36,721 2,949
44,096
Gas Utilities  0.1%
Atmos Energy  8,183 1,410
National Fuel Gas  5,678 438
ONE Gas  6,560 506
Spire  5,509 430
UGI  12,563 434
3,218
Independent Power & Renewable Electricity
Producers  0.1%
AES  30,660 449
Vistra  18,910 3,000
3,449
Multi-Utilities  0.5%
Ameren  17,883 2,022
Avista  11,171 457
Black Hills  7,026 523
CenterPoint Energy  14,099 621
CMS Energy  19,552 1,496
Consolidated Edison  19,908 2,202
Dominion Energy  39,490 2,697
DTE Energy  10,497 1,599
NiSource  22,970 1,092
Public Service Enterprise Group  18,669 1,515
Sempra  30,547 2,832

T. ROWE PRICE Total Equity Market Index Fund

Shares $ Value
(Cost and value in $000s)
‡
WEC Energy Group  10,730 1,253
18,309
Water Utilities  0.1%
American States Water  8,125 671
American Water Works  8,321 1,095
Cadiz (1)(2) 41,726 174
California Water Service Group  9,618 468
Essential Utilities  15,319 587
2,995
Total Utilities 72,067
Total Common Stocks (Cost $833,560) 3,351,902
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.69% (4)(5) 5,132,319 5,132
Total Short-Term Investments (Cost $5,132) 5,132
SECURITIES LENDING COLLATERAL  0.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.66% (4)(5) 9,584,073 9,584
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 9,584
Total Securities Lending Collateral (Cost $9,584) 9,584
Total Investments in Securities
100.2% of Net Assets
(Cost $848,276) $ 3,366,618
‡ Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4. All or a portion of this security is on loan at June 30, 2026.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
CVR Contingent Value Rights

T. ROWE PRICE Total Equity Market Index Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Total Equity Market Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 8 Russell 2000 E-Mini Index contracts 9/26 1,218 $ 28
Long, 26 S&P 500 E-Mini Index contracts 9/26 9,813 10
Net payments (receipts) of variation margin to date 30
Variation margin receivable (payable) on open futures contracts $ 68

T. ROWE PRICE Total Equity Market Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.69% $ — $ — $ 180
T. Rowe Price Treasury Reserve Fund, 3.66% — — —++
Totals $ —# $ — $ 180+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
6/30/26
T. Rowe Price Government
Reserve Fund, 3.69% $ 13,974  ¤  ¤ $ 5,132
T. Rowe Price Treasury
Reserve Fund, 3.66% 7,153  ¤  ¤ 9,584
Total $ 14,716^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $180 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $14,716.

T. ROWE PRICE Total Equity Market Index Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $848,276) $ 3,366,618
Dividends receivable 1,593
Cash deposits on futures contracts 726
Receivable for shares sold 725
Variation margin receivable on futures contracts 68
Other assets 35
Total assets 3,369,765
Liabilities
Obligation to return securities lending collateral 9,584
Payable for shares redeemed 1,064
Investment management fees payable 246
Due to affiliates 88
Payable to directors 2
Other liabilities 187
Total liabilities 11,171
NET ASSETS $ 3,358,594
Net Assets Consist of:
Total distributable earnings (loss) $ 2,578,130
Paid-in capital applicable to 42,461,160 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 780,464
NET ASSETS $ 3,358,594
NET ASSET VALUE PER SHARE $ 79.10

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $7) $ 17,975
Securities lending 20
.
  Interest 4
Other 10
Total income 18,009
Expenses
Investment management 1,397
Shareholder servicing 1,197
Prospectus and shareholder reports 22
Custody and accounting 120
Registration 27
Legal and audit 17
Directors 4
Miscellaneous 6
Total expenses 2,790
Net investment income 15,219
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 22,069
Futures 996
Net realized gain 23,065
Change in net unrealized gain / loss
Securities 298,934
Futures 67
Change in net unrealized gain / loss 299,001
Net realized and unrealized gain / loss 322,066
INCREASE IN NET ASSETS FROM OPERATIONS $ 337,285

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 15,219 $ 30,492
Net realized gain 23,065 70,154
Change in net unrealized gain / loss 299,001 343,081
Increase in net assets from operations 337,285 443,727
Distributions to shareholders
Net earnings – (63,451)
Capital share transactions
*
Shares sold 183,607 296,552
Distributions reinvested – 56,784
Shares redeemed (208,790) (592,425)
Decrease in net assets from capital share
transactions (25,183) (239,089)
Net Assets
Increase during period 312,102 141,187
Beginning of period 3,046,492 2,905,305
End of period $ 3,358,594 $ 3,046,492
*Share information (000s)
Shares sold 2,475 4,519
Distributions reinvested – 801
Shares redeemed (2,843) (9,320)
Decrease in shares outstanding (368) (4,000)

T. ROWE PRICE Total Equity Market Index Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Total Equity Market
Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to match the performance of the entire U.S. stock market.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss

T. ROWE PRICE Total Equity Market Index Fund

from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE Total Equity Market Index Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Total Equity Market Index Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Total Equity Market Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2026, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,351,902 $ — $ — $ 3,351,902
Short-Term Investments 5,132 — — 5,132
Securities Lending Collateral 9,584 — — 9,584
Total Securities 3,366,618 — — 3,366,618
Futures Contracts* 38 — — 38
Total $ 3,366,656 $ — $ — $ 3,366,656
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Total Equity Market Index Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2026, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended June 30, 2026, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 38
*
Total $ 38
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 996
Total $ 996
Change in Unrealized
Gain (Loss)
Equity derivatives $ 67
Total $ 67

T. ROWE PRICE Total Equity Market Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of June 30, 2026, cash of $726,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures

T. ROWE PRICE Total Equity Market Index Fund

markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2026, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2026, the value of loaned securities was $16,174,000; the aggregate value of collateral was $16,530,000 and consisted of cash collateral and related investments of $9,584,000 and U.S.
government securities of $6,946,000.

T. ROWE PRICE Total Equity Market Index Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $43,159,000 and
$42,054,000, respectively, for the six months ended June 30, 2026.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any) for federal income tax purposes was $849,087,000. Net unrealized gain aggregated
$2,517,568,000 at period-end, of which $2,554,624,000 related to appreciated investments and $37,056,000 related to depreciated investments.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.

T. ROWE PRICE Total Equity Market Index Fund

NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval by the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. The fund is required
Expense limitation 0.22%
Expense limitation date 02/29/28
(Waived)/repaid during the period ($000s) $—

T. ROWE PRICE Total Equity Market Index Fund

to repay Price Associates for expenses previously waived/paid to the extent the fund’s net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2026.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the six months ended June 30, 2026, expenses incurred pursuant to these service agreements were $64,000 for
Price Associates; $527,000 for T. Rowe Price Services, Inc.; and $104,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Treasury Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE Total Equity Market Index Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2026, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot

T. ROWE PRICE Total Equity Market Index Fund

be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Total Equity Market Index Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreement (Subadvisory Contract) that the Adviser has entered into with T. Rowe Price International Ltd (Subadviser) on behalf of the fund. In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract and Subadvisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadviser and the approval of the Advisory Contract and Subadvisory
Contract. The independent directors were assisted in their evaluation of the
Advisory Contract and Subadvisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract and Subadvisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadviser’s senior management teams and investment personnel involved in the management

T. ROWE PRICE Total Equity Market Index Fund

of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by
Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory
Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates, including the Subadviser) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays a management fee to the Adviser for investment management services based on the fund’s average daily net assets and the fund pays its own expenses of operations. Under the Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the
advisory fees that the Adviser receives from the fund. The fund’s shareholders benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size, and have also benefitted from management fee reductions over the years. In addition, the fund is subject to contractual expense limitations that require the Adviser to waive its management fees and/or bear any operating expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the management fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the contractual management fee ranked in the first quintile (Expense Group), the actual management fee rate ranked in the first quintile (Expense Group) and third quintile
(Expense Universe), and the total expenses ranked in the second quintile (Expense
Group) and third quintile (Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

T. ROWE PRICE Total Equity Market Index Fund

Approval of the Advisory Contract and Subadvisory Contract
As noted, the Board approved the continuation of the Advisory Contract and
Subadvisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract and Subadvisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND
SUBADVISORY AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F123-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026